Benefit Plans (Summary of the Components of Net Periodic Benefit Cost Recognized for Pension Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Periodic Pension Cost:
Service cost	$ 186	$ 176	$ 138
Interest cost	181	157	140
Estimated return on plan assets	(326)	(327)	(296)
Net amortization and other	80	67	17
Net periodic benefit cost	121	73	(1)
Pre-Tax Amounts Recognized in OCI:
Net actuarial loss (gain)	138	230	532
Net amortization	(80)	(67)	(17)
Net amount recognized in OCI	58	163	515
Total net periodic pension costs (income) recognized in total comprehensive income, pre-tax	$ 179	$ 236	$ 514